SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[1]	Net premiums written
Year ended December 31, 2025:
Personal Lines					$70,778		$46,662	$5,070	$11,252	$72,558
Commercial Lines					10,881		7,296	1,026	1,279	10,613
Other indemnity					2		1	0	22	3
Total	$2,044	$43,310	$25,219	$0	$81,661	$3,549	$53,959	$6,096	$12,553	$83,174
Year ended December 31, 2024:
Personal Lines					$60,091		$41,443	$4,360	$8,341	$63,470
Commercial Lines					10,707		7,610	1,023	1,109	10,953
Other indemnity					1		7	0	12	1
Total	$1,961	$39,057	$23,858	$0	$70,799	$2,803	$49,060	$5,383	$9,462	$74,424
Year ended December 31, 2023:
Personal Lines					$48,765		$37,749	$3,660	$5,211	$51,412
Commercial Lines					9,899		7,900	1,005	1,020	10,138
Other indemnity					1		6	0	11	0
Total	$1,687	$34,389	$20,134	$0	$58,665	$1,866	$45,655	$4,665	$6,242	$61,550
[1] Progressive does not allocate assets, liabilities, or investment income to operating segments. Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied.
[2] Excludes total net realized gains (losses) on securities.